Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	30,881.05
Total Transaction Valuation	223,613,680.00
Total Offset Amount	0.00
Net Fee	$ 30,881.05
Offering Table N/A
Offset Table N/A	N/A